Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Current
Cash and cash equivalents	$ 9,804	$ 40,073	$ 57,659	$ 16,681	$ 22,067
Short-term investments	17,906	8,475	12,195	13,246	17,520
Sales tax, interest and other receivables	370	435	626	441	583
Prepaid expenses and deposits	3,804	1,760	2,532	112	148
Derivative financial instruments, net				3	4
Total current assets	31,884	50,743	73,012	30,483	40,322
Property and equipment	5	4	5	15	19
Total non-current assets	5	4	5	3,007	3,976
TOTAL ASSETS	31,889	50,747	73,017	33,490	44,298
LIABILITIES
Accounts payable and accrued liabilities	4,105	3,583	5,155	2,734	3,624
Total current liabilities	4,105	3,583	5,155	2,734	3,624
Total Liabilities	4,105	3,583	5,155	2,734	3,624
SHAREHOLDERS' EQUITY
Common Shares	85,828	78,131	105,729	47,335	61,916
Pre-Funded Warrants	15,480	19,967	27,622	13,050	17,772
Contributed surplus	10,166	7,900	10,329	6,472	8,503
Accumulated deficit	(81,970)	(57,097)	(75,601)	(36,463)	(47,502)
Accumulated other comprehensive income/(loss)	(1,720)	(1,737)	(217)	362	(15)
Total shareholders' equity	27,784	47,164	67,862	30,756	40,674
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 31,889	$ 50,747	$ 73,017	33,490	44,298
Intangible asset
Current
Assets held for sale				2,961	3,916
Investments
Current
Assets held for sale				$ 31	$ 41